Offerings - Offering: 1	Jun. 04, 2025 USD ($) shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	1,266,000
Proposed Maximum Offering Price per Unit	68.21
Maximum Aggregate Offering Price	$ 86,353,860
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,220.78
Offering Note
(1) This Registration Statement registers the issuance of an additional 1,266,000 shares of common stock, par value $0.001 per share (“Common Stock”) of Acushnet Holdings Corp. (the “Registrant”) to be issued under the Registrant’s Amended and Restated 2015 Omnibus Incentive Plan (the “A&R 2015 Plan”). The A&R 2015 Plan is an amendment and restatement of the Registrant’s 2015 Omnibus Incentive Plan (the “Prior Plan”), and was approved by the Board of Directors on April 7, 2025 and approved by the Registrant’s stockholders on June 2, 2025. The offer and sale of shares of Common Stock, which have been or may be issued under the Prior Plan, have previously been registered pursuant to Registration Statement on Form S-8 (File No. 333-214275). Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover such additional shares of the Registrant’s Common Stock that become issuable under the Registrant’s Amended and Restated 2015 Omnibus Incentive Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.
(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon the average of the high and low sale price of the Registrant’s Common Stock, as reported by the New York Stock Exchange on May 30, 2025, which were $68.87 and $67.54, respectively.